Variable Interest Entities	12 Months Ended
Dec. 31, 2019
Variable Interest Entity Disclosures [Abstract]
Variable Interest Entities [Text Block]
Note 4 – Variable Interest Entities
Consolidated VIEs
As of December 31, 2019, we consolidate the following VIEs:
Gulfstar One
We own a 51 percent interest in Gulfstar One, a subsidiary that, due to certain risk-sharing provisions in its customer contracts, is a VIE. Gulfstar One includes a proprietary floating-production system, Gulfstar FPS, and associated pipelines which provide production handling and gathering services in the eastern deepwater Gulf of Mexico. We are the primary beneficiary because we have the power to direct the activities that most significantly impact Gulfstar One’s economic performance.
Cardinal
We own a 66 percent interest in Cardinal, a subsidiary that provides gathering services for the Utica Shale region and is a VIE due to certain risks shared with customers. We are the primary beneficiary because we have the power to direct the activities that most significantly impact Cardinal’s economic performance. Future expansion activity is expected to be funded with capital contributions from us and the other equity partner on a proportional basis.
Northeast JV
As a result of the June 2019 sale of a 35 percent interest in the Northeast JV (Note 3 – Acquisitions and Divestitures), we now own a 65 percent interest in the Northeast JV, a subsidiary that is a VIE due to certain of our voting rights being disproportionate to our obligation to absorb losses and substantially all of the Northeast JV’s activities being performed on our behalf. We are the primary beneficiary because we have the power to direct the activities that most significantly impact the Northeast JV’s economic performance. The Northeast JV provides midstream services for producers in the Marcellus Shale and Utica Shale regions. Future expansion activity is expected to be funded with capital contributions from us and the other equity partner on a proportional basis.
The following table presents amounts included in our Consolidated Balance Sheet that are only for the use or obligation of our consolidated VIEs:

	December 31,
	2019	2018
	(Millions)
Assets (liabilities):
Cash and cash equivalents	$102	$33
Trade accounts and other receivables – net	167	62
Other current assets and deferred charges	5	2
Property, plant, and equipment – net	5,745	2,363
Intangible assets – net of accumulated amortization	2,669	1,177
Regulatory assets, deferred charges, and other	13	—
Accounts payable	(58)	(15)
Accrued liabilities	(66)	(115)
Regulatory liabilities, deferred income, and other	(283)	(264)

Nonconsolidated VIEs
Jackalope
At December 31, 2018, we owned a 50 percent interest in Jackalope, which provides gathering and processing services for the Powder River basin and was a VIE due to certain risks shared with customers. In April 2019, we sold our interest in Jackalope for $485 million in cash (see Note 6 – Investing Activities).
Brazos Permian II
We own a 15 percent interest in Brazos Permian II (see Note 6 – Investing Activities), which provides gathering and processing services in the Delaware basin and is a VIE due primarily to our limited participating rights as the minority equity holder.  At December 31, 2019, the carrying value of our investment in Brazos Permian II was $194 million. Our maximum exposure to loss is limited to the carrying value of our investment.
Constitution
As of December 31, 2019, we own a 41 percent interest in Constitution, a subsidiary which proposed a pipeline project extending from Susquehanna County, Pennsylvania, to the Iroquois Gas Transmission and the Tennessee Gas Pipeline systems in New York. Constitution was considered a VIE due to shipper fixed-payment commitments under its long-term firm transportation contracts, and we were the primary beneficiary because we had the power to direct the activities that most significantly impacted Constitution’s economic performance during its construction phase. Thus, prior to December 31, 2019, we consolidated Constitution.
Although Constitution received a certificate of public convenience and necessity from the FERC to construct and operate the proposed pipeline and obtained, among other approvals, a waiver of the water quality certification under Section 401 of the Clean Water Act for the New York portion of the project, the members of Constitution, following extensive evaluation and discussion, recently determined that the underlying risk-adjusted return for this greenfield pipeline project has diminished in such a way that further development is no longer supported. Accordingly, we recognized a $354 million impairment of the consolidated capitalized project costs in the fourth quarter of 2019, which considered our estimate of the fair value of the disposal group under various probability-weighted disposal alternatives. (See Note 18 – Fair Value Measurements, Guarantees, and Concentration of Credit Risk.) Our partners’ $209 million share of this impairment is reflected within Net income (loss) attributable to noncontrolling interests in the Consolidated Statement of Operations.
Constitution is still considered a VIE due to insufficient equity at risk, but we are no longer the primary beneficiary. As a result, we deconsolidated Constitution as of December 31, 2019, recognizing a loss on deconsolidation of $27 million in the fourth quarter of 2019, which is included in Other investing income (loss) - net in the Consolidated Statement of Operations.